Segmented information (Tables)	6 Months Ended
Jun. 30, 2026
Segmented Information
Schedule of property and equipment by geographic segment	Property and equipment of the Company are located as follows:
	June 30, 2026	December 31, 2025

United States	$4,166	$2,851
Europe	27	21
Asia/Pacific	121	183
	$4,314	$3,055

Schedule of sales to major customers

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Customer A	$-	$1,435	$-	$3,848
Customer B	188	337	375	672
Customer C	193	164	382	392
Customer D	334	56	415	98
Customer E	230	-	230	-
	$945	$1,992	$1,402	$5,010